Investments (Tables)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Carrying Amounts and Fair Values of Available for Sale Securities
 The carrying amounts and fair values of our available for sale securities at June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.7	$19.0	$0.6	$(1.9)	$17.7
Total	$17.7	$19.0	$0.6	$(1.9)	$17.7

	December 31, 2018
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.8	$18.8	$0.9	$(1.9)	$17.8
Total	$17.8	$18.8	$0.9	$(1.9)	$17.8

Schedule of Investment Securities in a Continuous Unrealized Loss Position
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2019 and December 31, 2018 were as follows (in millions):

June 30, 2019	12 Months or Longer
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.1	$(1.9)
Total temporarily impaired securities	$10.1	$(1.9)

December 31, 2018	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.4	$(1.9)
Total temporarily impaired securities	$10.4	$(1.9)

Schedule of Investments and Equity in Earnings of Unconsolidated Affiliates
Equity in earnings (losses) of unconsolidated affiliates for the three and six months ended June 30, 2019 and June 30, 2018 consisted of the following (in millions):

	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Ceridian	$1.4	$(19.7)	$4.0	$(21.6)
Dun & Bradstreet (defined below)	(22.9)	—	(47.2)	—
Other	0.4	0.1	0.7	0.9
Total	$(21.1)	$(19.6)	$(42.5)	$(20.7)

Investments in unconsolidated affiliates recorded using the equity method of accounting as of June 30, 2019 and December 31, 2018 consisted of the following (in millions):

	Ownership at June 30, 2019	June 30, 2019	December 31, 2018
Ceridian	21.7%	$380.5	$359.7
Dun & Bradstreet (defined below)	24.3%	471.4	—
Other	various	35.3	37.5
Total		$887.2	$397.2

Summarized Financial Information For Equity Method Investment

June 30, 2019
(In millions)
Total current assets	$452.1
Goodwill and other intangible assets, net	8,153.9
Other assets	467.3
Total assets	$9,073.3

Current liabilities	$828.9
Long-term debt	3,820.3
Other non-current liabilities	1,583.3
Total liabilities	6,232.5
Preferred equity	1,028.4
Total capital	1,812.4
Total liabilities and equity	$9,073.3

	Three months ended June 30, 2019	Period from February 8, 2019 to June 30, 2019
	(In millions)
Total revenues	$398.9	$573.0
Loss before income taxes	(86.2)	(197.9)
Net loss	(60.3)	(141.6)
Dividends attributable to preferred equity and noncontrolling interest expense	(33.5)	(51.8)
Net loss attributable to Dun & Bradstreet	(93.8)	(193.4)

Summarized financial information for Ceridian for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below. LifeWorks Corporation Ltd. ("LifeWorks"), a former subsidiary of Ceridian, was distributed pro-rata to Ceridian shareholders contemporaneously with Ceridian's initial public offering in April 2018. On July 27, 2018, LifeWorks was sold. The results of Ceridian for the three and six months ended June 30, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.

	June 30, 2019	December 31, 2018
	(In millions)
Total current assets before customer funds	$365.1	$330.6
Customer funds	3,986.7	2,603.5
Goodwill and other intangible assets, net	2,132.7	2,114.9
Other assets	244.8	198.8
Total assets	$6,729.3	$5,247.8
Current liabilities before customer obligations	$129.8	$149.9
Customer obligations	3,963.5	2,619.7
Long-term obligations, less current portion	660.7	663.5
Other long-term liabilities	218.2	199.2
Total liabilities	4,972.2	3,632.3
Equity	1,757.1	1,615.5
Total liabilities and equity	$6,729.3	$5,247.8

	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
	(In millions)		(In millions)
Total revenues	$196.3	$179.0	$400.0	$367.8
Earnings (loss) before income taxes	8.7	(52.4)	25.6	(44.4)
Earnings (loss) before discontinued operations	6.3	(53.6)	17.5	(51.4)
Net earnings (loss) attributable to Ceridian	6.3	(63.3)	17.5	(62.7)